INVESTMENTS IN ASSOCIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments
As of December 31, 2024, the Company had the following participation in investments that are recorded using the equity method:

(% of ownership)	2024	2023
TFG Marine Pte Ltd ("TFG Marine")	10.00%	10.00%
SwissMarine Pte. Ltd. ("SwissMarine")*	15.92%	15.92%
United Freight Carriers LLC. ("UFC")	50.00%	50.00%

* In March 2023, our ownership in SwissMarine was diluted from 16.4% to 15.92%.

Movements in investments in associated companies for the years ended December 31, 2024 and 2023 are summarized as follows:

(in thousands of $)	Swiss Marine	UFC	TFG Marine	Other	Total
Balance as of December 31, 2022	51,437	4,212	10,211	(460)	65,400
Distributions received from associated companies	(7,803)	(6,513)	(4,865)	—	(19,181)
Loss on disposal of associated companies	(161)	—	—	—	(161)
Share of results	5,149	4,974	1,895	460	12,478
Balance as of December 31, 2023	48,622	2,673	7,241	—	58,536
Distributions received from associated companies	—	(1,411)	—	—	(1,411)
Share of results	(3,896)	708	(882)	—	(4,070)
Other	—	—	1	—	1
Balance as of December 31, 2024	44,726	1,970	6,360	—	53,056

The following tables include summarized financial information provided by the associated companies including information for significant equity affiliates and the reconciliation of such information to the consolidated financial statements shown below:

As of December 31, 2024 (in thousands of $)	Swiss Marine	Other Investments	Total
Current assets	395,655	555,586	951,241
Non-current assets	707,842	18,397	726,239
Total assets	1,103,497	573,983	1,677,480

Current liabilities	685,020	507,335	1,192,355
Long-term liabilities	137,620	34	137,654
Stockholders' equity	280,857	66,615	347,472

Percentage of ownership in equity investees	15.92%	1)
Equity investment of associated companies	44,712	8,270	52,982

Consolidation and reconciling adjustments:
Other	14	60	74
Investment in equity investees	44,726	8,330	53,056

(1) As of December 31, 2024, our percentage of ownership in TFG Marine and UFC was 10.00% and 50.00%, respectively.

As of December 31, 2023 (in thousands of $)	Swiss Marine	Other Investments	Total
Current assets	480,769	791,526	1,272,295
Non-current assets	511,710	2,984	514,694
Total assets	992,479	794,510	1,786,989

Current liabilities	449,250	717,853	1,167,103
Long-term liabilities	237,793	13	237,806
Stockholders' equity	305,436	76,643	382,079

Percentage of ownership in equity investees	15.92%	2)
Equity investment of associated companies	48,625	9,804	58,429

Consolidation and reconciling adjustments:
Other	(3)	110	107
Investment in equity investees	48,622	9,914	58,536

(2) As of December 31, 2023, our percentage of ownership in TFG Marine and UFC was 10.00% and 50.00%, respectively.

As of December 31, 2024 (in thousands of $)	Swiss Marine	Other Investments	Total
Total operating revenue	2,083,309	4,791,577	6,874,886
Total operating expense	(2,124,737)	(4,776,537)	(6,901,274)
Net operating (loss) income	(41,428)	15,040	(26,388)
Net loss	(20,322)	(6,902)	(27,224)

Percentage of ownership in investees	15.92%	3)
Equity in net loss	(3,235)	(124)	(3,359)

Consolidation and reconciling adjustments:
Other	(661)	(50)	(711)
Equity in net loss of associated companies	(3,896)	(174)	(4,070)

(3) In 2024, our percentage of ownership in TFG Marine and UFC was 10.00% and 50.00%, respectively.

As of December 31, 2023 (in thousands of $)	Swiss Marine	Other Investments	Total
Total operating revenue	1,900,669	6,434,643	8,335,312
Total operating expense	(1,918,480)	(6,379,671)	(8,298,151)
Net operating (loss) income	(17,811)	54,972	37,161
Net income	21,655	32,439	54,094

Percentage of ownership in investees	15.92%	4)
Equity in net income	3,447	7,223	10,670

Consolidation and reconciling adjustments:
Other	1,541	105	1,646
Equity in net income of associated companies	4,988	7,328	12,316

As of December 31, 2022 (in thousands of $)	Swiss Marine	Other Investments	Total
Total operating revenue	2,568,524	7,602,558	10,171,082
Total operating expense	(2,360,220)	(7,447,540)	(9,807,760)
Net operating income	208,304	155,018	363,322
Net income	137,328	120,152	257,480

Percentage of ownership in investees	16.40%	4)
Equity in net income	22,522	19,247	41,769

Consolidation and reconciling adjustments:
Other	(979)	3	(976)
Equity in net income of associated companies	21,543	19,250	40,793

(4) In 2023 and 2022, our percentage of ownership in TFG Marine was 10.00% and in UFC 50.00%.